Fair Value of Financial Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of embedded features		$ 203,000
Probability percentage of convertible notes outstanding at maturity	0.00%
Probability percentage of equity financing	100.00%
Probability percentage of default, change in control or dissolution	0.00%
Warrant liability	$ 245,341		$ 224,399
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 245,341	$ 0	$ 224,399